Share-Based Compensation - Compensation Expense Included in Noninterest Expense and Related Income Tax Benefits (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Compensation expense related to stock options	$ 2,110	$ 1,873	$ 1,343
Income tax benefit related to stock options	$ 739	$ 656	$ 470
Impact on basic earnings per share	$ 0.05	$ 0.04	$ 0.03
Impact on diluted earnings per share	$ 0.05	$ 0.04	$ 0.03